Schedule of Income before Income Tax, Domestic and Foreign (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 1	1,017,263
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 2	1,797,445
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 3	762,748
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 4	(119,307)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 5	(153,484)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 6	(164,167)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 7	897,956
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 8	1,643,961
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 9	598,851
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 10	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 11	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 12	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 13	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 14	93,103
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 15	680,879
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 16	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 17	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 18	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 19	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 20	93,103
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 21	680,879